Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum future rental payments under operating leases to related parties for the years ending December 31 are as follows:

2017	$464
2018	807
2019	807
2020	807
2021	807
Thereafter	7,302
Total minimum future payments	$10,994